DEBT DEBT 3 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
2015	$ 19,812
2016	129,188
2017	12,000
2018	12,000
2019	12,000
Thereafter	178,500
Total debt	$ 363,500	$ 95,000